MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST     TWO WORLD TRADE CENTER,
LETTER TO THE SHAREHOLDERS SEPTEMBER 30, 1999     NEW YORK, NEW YORK 10048

DEAR SHAREHOLDER:

During the twelve-month period ended September 30, 1999, the U.S. economy continued its path of strength and vigor propelled by a rising stock market, low unemployment, consumer confidence and increased liquidity provided by the Federal Reserve Board. Early in the period, the Fed eased the federal-funds rate 50 basis points, for a total of 75 basis points during 1998. With the rate at
4.75 percent, the liquidity concerns brought about from international banks' exposure to Asia and Russia diminished greatly. As 1999 emerged, interest rates began their steady climb as investors displayed renewed confidence and appeared less risk averse. With this renewed strength in the world economy and the threat of inflation looming, the Federal Reserve twice raised the federal-funds rate in the summer, to 5.25 percent.

Interest rates on intermediate-term U.S. Treasuries were highly volatile during this period. Five-year Treasuries ranged in yield between 3.97 percent and 6.03 percent. On September 30, 1999, the five-year Treasury note was yielding 5.75 percent, compared to 4.22 percent one year earlier. As interest rates drifted higher during 1999, the London Interbank Offered Rate (LIBOR) rose by approximately 75 basis points.

LOAN SYNDICATION MARKET OVERVIEW

The syndicated loan market offered investors a unique opportunity throughout the year ended September 30, 1999. As interest rates climbed steadily during the first nine months of 1999, the loan syndication market outperformed most other fixed-income securities, due primarily to the floating-rate mechanism of senior loans.

More recently, however, the senior loan sector has been experiencing some deterioration. There has been a rise in defaults and bankruptcy filings by corporate borrowers in recent months, which could result in a weakening in the quality of some borrowers and greater fluctuations in the valuations of senior loans.

The syndicated loan market continued to grow over the twelve-month period ended September 30, 1999. New issuance remained robust, with $305 billion brought to market during this period. Demand for senior loans also increased as the number of loan participation funds increased from 15 to 23 over the period.

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
LETTER TO THE SHAREHOLDERS SEPTEMBER 30, 1999, CONTINUED

PERFORMANCE

For the fiscal year ended September 30, 1999, Morgan Stanley Dean Witter Prime Income Trust posted a total return of 6.72 percent, compared to 6.62 percent for the Lipper Loan Participation Funds Average. We believe the Fund's yield for the trailing twelve months of 7.53 percent continues to provide a high level of current income to investors. During the fiscal year, the Trust's net asset value declined from $9.91 per share to $9.87 per share.

The Trust's net assets were over $2.5 billion on September 30, 1999, with new subscriptions totaling $645.7 million for this period. The Trust conducted quarterly tender offers during the fiscal year, totaling $188.1 million, or 7.5 percent of net assets.

PORTFOLIO STRATEGY

The Trust's investment objective is to provide a high level of current income consistent with the preservation of capital. The Trust seeks to achieve its objective by investing primarily in Senior Loans, which generally pay interest at rates that float or are reset at a margin above a generally recognized base lending rate. These base lending rates are the Prime Rate, LIBOR, the CD rate or other base lending rates used by commercial lenders.

The Trust is a widely diversified portfolio that utilizes credit analysis as the cornerstone of its investment process. On September 30, 1999, the Trust had exposure to 189 issuers across more than 65 industry segments. The highest industry concentrations continued to be in sectors we believe are capable of achieving sustained growth and solid earnings performance such as broadcast, media and telecom. The Trust's management maintained its discipline of strict credit analysis with a focus on borrowers' leverage levels and liquidity.

LOOKING AHEAD

Our economic outlook continues to call for moderate growth for the remainder of 1999. The rate of increase in corporate earnings declined over the last year; however, the outlook is still positive for earnings growth. We expect interest rates to remain in the current range for the near term.

Going forward, we will keep a watchful eye on the credit conditions of the senior loan sector. In addition, we will continue to scrutinize the financial position of the Trust's borrowers and uphold our strict screening process for credit approval both for positions owned and for potential investments.

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
LETTER TO THE SHAREHOLDERS SEPTEMBER 30, 1999, CONTINUED

We appreciate your ongoing support of Morgan Stanley Dean Witter Prime Income Trust and look forward to continuing to serve your investment needs.

Very truly yours,

[SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

[SIGNATURE]

MITCHELL M. MERIN
PRESIDENT

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1999

PRINCIPAL
AMOUNT IN                                                                            COUPON        MATURITY
THOUSANDS                                                                             RATE           DATE        VALUE
---------------------------------------------------------------------------------------------------------------------------
            SENIOR COLLATERALIZED TERM LOANS (a) (b) (95.0%)
            ACCIDENT & HEALTH INSURANCE (0.2%)
$   2,475   BRW Acquisition, Inc..............................................       7.25%         07/10/06  $    2,471,634
    2,475   BRW Acquisition, Inc..............................................        7.50         07/10/07       2,471,560
                                                                                                             --------------
                                                                                                                  4,943,194
                                                                                                             --------------
            AEROSPACE (1.5%)
   14,813   Avborne, Inc......................................................   8.56 to 8.75      06/30/05      14,805,346
    6,965   Decrane Aircraft Holdings, Inc....................................        8.76         04/23/06       6,956,851
   17,382   Fairchild Holding Corp............................................   8.63 to 8.68      04/30/06      17,380,511
                                                                                                             --------------
                                                                                                                 39,142,708
                                                                                                             --------------
            AIR FREIGHT/DELIVERY SERVICES (1.6%)
   12,882   Atlas Freighter Leasing II, Inc...................................        7.50         05/29/04      12,867,858
    8,531   Erickson Air-Crane Co., L.L.C.....................................        9.01         12/31/04       8,520,756
    3,883   Evergreen International Aviation, Inc.............................        8.62         05/31/02       3,881,840
    6,201   Evergreen International Aviation, Inc.............................        8.54         05/07/03       6,200,382
    8,447   First Security Bank, National Association as Owner Trustee........        8.68         05/07/03       8,445,753
                                                                                                             --------------
                                                                                                                 39,916,589
                                                                                                             --------------
            APPAREL (2.3%)
   14,462   American Marketing Industries, Inc................................   9.06 to 9.25      11/29/02      14,458,548
    3,900   American Marketing Industries, Inc................................   9.06 to 9.25      11/30/03       3,899,086
    2,709   American Marketing Industries, Inc................................   9.06 to 9.25      11/30/04       2,708,138
    4,186   American Marketing Industries, Inc................................   9.06 to 9.25      11/30/05       4,185,358
    7,039   Arena Brands, Inc.................................................   8.66 to 9.39      06/01/02       7,027,781
    1,038   Arena Brands, Inc. (Revolver).....................................  8.62 to 11.00      06/01/02       1,038,320
   18,000   St. John Knits International,
              Inc.............................................................        9.38         07/31/07      17,985,780
    5,985   The William Carter Co.............................................   7.79 to 7.97      10/30/03       5,980,940
                                                                                                             --------------
                                                                                                                 57,283,951
                                                                                                             --------------
            AUTO PARTS - O.E.M. (2.5%)
    9,900   Accuride Corp.....................................................        7.06         01/21/06       9,898,911
    7,500   Accuride Corp.....................................................        7.81         01/21/07       7,499,025
   11,542   AP Automotive Systems, Inc........................................   7.56 to 7.69      12/19/05      11,541,601
    6,316   J.L. French Automotive Castings, Inc..............................        8.13         10/21/06       6,315,788

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1999, CONTINUED

PRINCIPAL
AMOUNT IN                                                                            COUPON        MATURITY
THOUSANDS                                                                             RATE           DATE        VALUE
---------------------------------------------------------------------------------------------------------------------------
$  15,000   Meridian Automotive Systems, Inc..................................       8.25%         05/25/06  $   14,972,400
    5,960   Special Devices, Inc..............................................        8.56         12/15/05       5,959,167
    7,940   Stoneridge, Inc...................................................        9.01         12/31/05       7,930,710
                                                                                                             --------------
                                                                                                                 64,117,602
                                                                                                             --------------
            AUTOMOTIVE AFTERMARKET (0.2%)
    2,056   Safelite Glass Corp...............................................        8.50         12/23/04       2,053,787
    2,056   Safelite Glass Corp...............................................        8.75         12/23/05       2,053,807
                                                                                                             --------------
                                                                                                                  4,107,594
                                                                                                             --------------
            BOOKS/MAGAZINE (1.9%)
   18,886   Advanstar Communications,
              Inc.............................................................        7.88         04/30/05      18,885,622
    4,991   Advanstar Communications,
              Inc.............................................................        8.38         06/30/07       4,990,842
   25,000   Ziff-Davis, Inc...................................................        8.81         03/31/06      24,996,000
                                                                                                             --------------
                                                                                                                 48,872,464
                                                                                                             --------------
            BROADCAST/MEDIA (4.8%)
   20,000   Benedek Broadcasting Corp.........................................   8.69 to 8.70      11/20/07      19,964,741
   10,000   Black Entertainment Television, Inc...............................        6.94         06/30/06       9,998,800
    9,750   Capstar Broadcasting Partners,
              Inc.............................................................    7.31 to 7.38     11/30/04       9,693,758
    9,800   Capstar Broadcasting Partners,
              Inc.............................................................        7.69         05/31/05       9,799,496
    6,400   Chancellor Media Corp.............................................        7.56         06/30/05       6,400,103
    1,339   Chancellor Media Corp. (Revolver).................................   7.56 to 9.38      06/30/05       1,338,750
    2,850   Cumulus Media, Inc................................................        8.38         09/30/07       2,849,971
    1,900   Cumulus Media, Inc................................................        8.51         02/28/08       1,899,981
   15,000   Emmis Communications Corp.........................................        7.94         02/28/07      14,846,700
    6,579   Latin Communications, Inc.........................................       13.00         02/28/04       6,578,804
   19,000   Sinclair Broadcast Group, Inc.....................................        6.56         09/15/05      18,996,580
    7,425   Spartan Communications, Inc.......................................        8.63         06/30/05       7,424,852
   10,000   Susquehanna Media Co..............................................        7.94         06/30/08      10,000,100
                                                                                                             --------------
                                                                                                                119,792,636
                                                                                                             --------------
            BUILDING MATERIALS (0.5%)
    3,011   Atrium Co., Inc...................................................        8.53         06/30/05       3,007,328
    4,316   Atrium Co., Inc...................................................   8.56 to 8.78      06/30/06       4,314,591
    6,000   Dayton Superior Corp..............................................        8.13         09/29/05       5,999,880
                                                                                                             --------------
                                                                                                                 13,321,799
                                                                                                             --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1999, CONTINUED

PRINCIPAL
AMOUNT IN                                                                            COUPON        MATURITY
THOUSANDS                                                                             RATE           DATE        VALUE
---------------------------------------------------------------------------------------------------------------------------
            CABLE TELEVISION (3.6%)
$  45,000   Charter Communications Operating, LLC.............................  7.81 to 7.89%      03/18/08  $   44,996,911
   10,750   Classic Cable, Inc................................................   8.00 to 8.25      01/31/08      10,749,770
   17,500   General Cable Corp................................................        8.25         05/27/07      17,481,100
   15,000   RCN Corp..........................................................        8.88         06/03/07      14,996,550
    4,000   TWFanch-One Co....................................................        8.00         12/31/07       3,990,520
                                                                                                             --------------
                                                                                                                 92,214,851
                                                                                                             --------------
            CASINO/GAMBLING (0.9%)
    5,519   Alliance Gaming Corp..............................................   8.56 to 8.62      01/31/05       5,517,653
    2,203   Alliance Gaming Corp..............................................   8.81 to 8.87      07/31/05       2,202,624
    5,000   Harrah's Jazz Co..................................................        6.06         04/30/05       4,997,450
   10,000   Palace Station Hotel & Casino, Inc................................        7.87         12/31/05       9,999,900
                                                                                                             --------------
                                                                                                                 22,717,627
                                                                                                             --------------
            CELLULAR TELEPHONE (1.8%)
    7,444   Centenial Cellular Operating
              Co. LLC.........................................................        8.64         05/31/07       7,408,988
    7,444   Centenial Cellular Operating
              Co. LLC.........................................................        8.89         11/30/07       7,408,839
   30,602   Microcell Connexions, Inc.........................................   8.51 to 8.63      03/01/06      30,594,521
                                                                                                             --------------
                                                                                                                 45,412,348
                                                                                                             --------------
            COAL MINING (0.6%)
   14,813   Quaker Coal Company, Inc..........................................       11.75         06/30/06      14,812,500
                                                                                                             --------------
            CONSTRUCTION/AGRICULTURAL EQUIPMENT/TRUCKS (0.4%)
   10,000   Terex Corp........................................................        8.68         03/06/06      10,000,000
                                                                                                             --------------
            CONSUMER SPECIALTIES (1.0%)
    2,375   American Safety Razor Co..........................................   9.12 to 9.20      04/30/07       2,374,522
    8,307   Amscan Holdings, Inc..............................................   7.75 to 7.91      12/31/04       8,298,994
    5,563   Jet Plastica Industries, Inc......................................   7.69 to 8.00      12/31/02       5,558,935
    8,891   Jet Plastica Industries, Inc......................................   8.19 to 8.50      12/31/04       8,882,738
                                                                                                             --------------
                                                                                                                 25,115,189
                                                                                                             --------------
            CONSUMER SUNDRIES (0.8%)
      324   Corning Consumer Products
              Co. (Revolver)..................................................   7.00 to 7.51      04/09/05         323,527
   15,840   Corning Consumer Products
              Co..............................................................        7.38         10/09/06      15,837,624
    3,055   The Boyds Collection, Ltd.........................................   7.00 to 7.56      04/21/06       3,053,528
                                                                                                             --------------
                                                                                                                 19,214,679
                                                                                                             --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1999, CONTINUED

PRINCIPAL
AMOUNT IN                                                                            COUPON        MATURITY
THOUSANDS                                                                             RATE           DATE        VALUE
---------------------------------------------------------------------------------------------------------------------------
            CONSUMER/BUSINESS SERVICES (2.7%)
$  16,951   Bridge Information Systems,
              Inc.............................................................  8.06 to 8.19%      05/29/03  $   16,951,111
    2,556   Bridge Information Systems,
              Inc. (Revolver).................................................   8.19 to 9.50      05/29/03       2,555,572
   19,950   Bridge Information Systems, Inc...................................   8.06 to 8.31      05/29/05      19,949,202
    9,381   InfoUSA, Inc......................................................        8.94         06/30/06       9,381,102
    4,833   Prime Succession, Inc.............................................   8.94 to 9.25      08/01/03       4,833,602
    4,833   Prime Succession, Inc. (Participation: Goldman Sachs &
              Co.) (d)........................................................   8.94 to 9.25      08/01/03       4,833,602
    9,601   Rose Hills Co.....................................................        8.31         12/01/03       9,590,387
                                                                                                             --------------
                                                                                                                 68,094,578
                                                                                                             --------------
            CONTAINERS/PACKAGING (2.0%)
    1,778   Graham Packaging Co...............................................        8.25         01/31/06       1,774,540
    8,172   Graham Packaging Co...............................................   8.38 to 8.81      01/31/07       8,162,509
    7,500   Impaxx, Inc.......................................................   8.81 to 9.13      12/31/05       7,494,075
   10,000   LLS Corp..........................................................   8.30 to 8.75      07/31/06       9,994,363
    4,987   Mediapak Corp.....................................................  8.77 to 10.25      12/31/05       4,980,708
    4,987   Mediapak Corp.....................................................  8.88 to 10.50      12/31/06       4,981,490
    4,822   MPC Packaging Corp................................................       10.13         05/30/04       4,822,454
    9,174   Packaging Corporation of America..................................   8.63 to 9.50      04/12/07       9,172,115
                                                                                                             --------------
                                                                                                                 51,382,254
                                                                                                             --------------
            DISCOUNT CHAINS (0.5%)
   11,528   Tuesday Morning Corp..............................................        7.88         12/29/04      11,527,594
                                                                                                             --------------
            DIVERSIFIED COMMERCIAL SERVICES (0.4%)
    9,950   Building One Services Corp........................................   8.31 to 8.50      04/30/04       9,931,582
                                                                                                             --------------
            DIVERSIFIED MANUFACTURING (1.6%)
    6,197   Chatham Technologies, Inc.........................................        8.44         08/18/03       6,196,703
    7,914   Chatham Technologies, Inc.........................................        8.94         08/18/05       7,914,649
    3,000   Desa International, Inc...........................................        8.98         11/26/03       2,999,670
    6,755   Desa International, Inc...........................................        9.00         11/26/04       6,747,772
    6,860   Doskocil Manufacturing Co.........................................        9.38         09/30/04       6,858,559
    9,554   Insilco Corp......................................................        9.13         11/24/05       9,554,029
                                                                                                             --------------
                                                                                                                 40,271,382
                                                                                                             --------------
            DRUGSTORE CHAINS (0.7%)
    9,850   Duane Reade, Inc..................................................        8.06         02/15/05       9,849,015
    6,683   Duane Reade, Inc..................................................   8.31 to 8.56      02/15/06       6,681,897
                                                                                                             --------------
                                                                                                                 16,530,912
                                                                                                             --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1999, CONTINUED

PRINCIPAL
AMOUNT IN                                                                            COUPON        MATURITY
THOUSANDS                                                                             RATE           DATE        VALUE
---------------------------------------------------------------------------------------------------------------------------
            E.D.P. SERVICES (0.3%)
$  14,738   DecisionOne Corp..................................................       10.00%        08/07/04  $    8,105,625
                                                                                                             --------------
            EDUCATION (0.4%)
    9,258   Children's Discovery Centers of America...........................   7.81 to 7.94      06/30/05       9,235,720
                                                                                                             --------------
            ELECTRONIC COMPONENTS (1.9%)
    7,481   Communications Instruments,
              Inc.............................................................   8.63 to 8.69      03/15/04       7,480,964
   13,944   Dynamic Details, Inc..............................................        7.88         04/22/05      13,943,721
    7,000   Knowles Electronics, Inc..........................................        8.60         06/29/07       6,987,680
    2,968   Viasystems Group, Inc.............................................        8.75         03/31/04       2,964,622
    2,443   Viasystems Group, Inc.............................................        8.79         06/30/04       2,440,274
   14,000   Viasystems Group, Inc.............................................   9.18 to 9.19      06/30/05      13,997,495
                                                                                                             --------------
                                                                                                                 47,814,756
                                                                                                             --------------
            ELECTRONIC PRODUCTION EQUIPMENT (0.2%)
    5,706   Telex Communications, Inc.........................................   8.96 to 8.98      11/06/04       5,704,728
                                                                                                             --------------
            ENERGY (0.6%)
   15,000   AES Texas Funding, LLC............................................        8.13         03/06/00      14,999,700
                                                                                                             --------------
            ENTERTAINMENT & LEISURE (1.1%)
    7,500   MGM Studios, Inc..................................................        8.25         03/31/06       7,499,475
    5,354   Premier Parks, Inc................................................   7.44 to 9.00      03/31/06       5,354,483
   16,038   Six Flag Theme Parks, Inc.........................................        8.19         11/30/04      16,037,256
                                                                                                             --------------
                                                                                                                 28,891,214
                                                                                                             --------------
            ENVIRONMENTAL SERVICES (2.5%)
   22,727   Allied Waste Industries, Inc......................................        8.19         07/30/06      22,727,273
   27,273   Allied Waste Industries, Inc......................................        8.44         07/30/07      27,272,763
   12,903   Environmental Systems Products Holdings, Inc......................        9.51         09/30/05      12,887,404
                                                                                                             --------------
                                                                                                                 62,887,440
                                                                                                             --------------
            FINANCE (0.7%)
    8,990   Blackstone Capital
              Company II, L.L.C...............................................       11.75         11/30/00       8,990,066
    8,830   Wasserstein/C&A Holdings, L.L.C...................................       10.00         11/30/00       8,813,283
                                                                                                             --------------
                                                                                                                 17,803,349
                                                                                                             --------------
            FLUID CONTROLS (0.4%)
    4,988   Mueller Group, Inc................................................        8.69         08/16/06       4,979,520
    4,988   Mueller Group, Inc................................................        8.94         08/16/07       4,979,520
                                                                                                             --------------
                                                                                                                  9,959,040
                                                                                                             --------------
            FOOD CHAINS (0.5%)
   12,438   Big V Supermarkets, Inc...........................................        8.94         08/10/03      12,437,624
                                                                                                             --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1999, CONTINUED

PRINCIPAL
AMOUNT IN                                                                            COUPON        MATURITY
THOUSANDS                                                                             RATE           DATE        VALUE
---------------------------------------------------------------------------------------------------------------------------
            FOOD & BEVERAGES (2.2%)
$   9,250   B&G Foods, Inc....................................................       8.63%         03/03/06  $    9,249,815
    7,425   Eagle Family Foods, Inc...........................................   8.69 to 9.01      12/31/05       7,424,421
    8,415   Favorite Brands International, Inc................................        8.81         05/19/05       8,404,525
   12,375   Leon's Bakery, Inc................................................        8.38         06/03/05      12,374,752
    6,252   Specialty Food Corp. (Revolver)...................................   8.63 to 8.64      01/31/01       6,251,958
   10,725   Specialty Food Corp...............................................        9.91         01/31/01      10,723,961
                                                                                                             --------------
                                                                                                                 54,429,432
                                                                                                             --------------
            HOME FURNISHINGS (0.5%)
    3,005   Sealy Mattress Co.................................................        7.88         12/15/04       3,001,814
    2,165   Sealy Mattress Co.................................................        8.13         12/15/05       2,162,662
    2,766   Sealy Mattress Co.................................................        8.38         12/15/06       2,763,872
    1,424   Simmons Co........................................................        8.69         10/29/05       1,424,533
    3,563   Simmons Co........................................................        8.94         10/29/06       3,562,606
                                                                                                             --------------
                                                                                                                 12,915,487
                                                                                                             --------------
            HOSPITAL/NURSING MANAGEMENT (3.6%)
    5,969   Columbia - HealthONE, LLC.........................................        8.88         06/30/05       5,968,846
    7,014   Community Health Systems, Inc.....................................        8.50         12/31/03       7,005,352
    7,014   Community Health Systems, Inc.....................................        9.00         12/31/04       7,005,352
    5,232   Community Health Systems, Inc.....................................        9.25         12/31/05       5,226,650
    4,410   GEAC/Multicare Co., Inc...........................................   9.49 to 9.51      09/30/04       4,404,957
    1,466   GEAC/Multicare Co., Inc...........................................        9.74         06/01/05       1,466,089
    4,300   Genesis Health Ventures, Inc......................................   8.73 to 8.81      09/30/04       4,299,431
    4,290   Genesis Health Ventures, Inc......................................   8.98 to 9.06      06/01/05       4,289,289
   17,194   Integrated Health Services, Inc...................................   8.56 to 8.88      09/30/04      17,181,195
    3,684   Magellan Health Services, Inc.....................................        8.00         02/12/05       3,680,985
    3,684   Magellan Health Services, Inc.....................................        8.25         02/12/06       3,680,949
    5,011   Paracelsus Healthcare Corp........................................        8.38         03/31/03       5,011,011
    7,943   Paracelsus Healthcare Corp........................................        8.63         03/31/04       7,942,698
   14,552   Ventas Realty Limited Partnership.................................        8.14         10/30/99      14,551,938
                                                                                                             --------------
                                                                                                                 91,714,742
                                                                                                             --------------
            HOTELS/RESORTS (3.0%)
   15,000   Felcor Lodging Trust, Inc.........................................        7.88         03/31/04      14,999,850
   10,395   Meristar Hospitality Operating Partnership, L.P...................        7.38         01/31/04      10,394,896
    4,727   Pebble Beach Company..............................................        8.63         07/30/06       4,727,226

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1999, CONTINUED

PRINCIPAL
AMOUNT IN                                                                            COUPON        MATURITY
THOUSANDS                                                                             RATE           DATE        VALUE
---------------------------------------------------------------------------------------------------------------------------
$  20,000   Starwood Hotels & Resorts Worldwide, Inc..........................       9.13%         02/23/03  $   19,999,600
   10,000   Wyndham International, Inc........................................        8.81         06/30/04       9,999,400
   15,000   Wyndham International, Inc........................................        9.06         06/30/06      14,999,250
                                                                                                             --------------
                                                                                                                 75,120,222
                                                                                                             --------------
            INDUSTRIAL SPECIALTIES (0.8%)
   13,301   Advanced Glassfiber Yarns
              LLC.............................................................        9.01         09/30/05      13,285,848
    5,955   Panolam Industries International, Inc.............................   8.88 to 8.98      12/31/05       5,954,395
                                                                                                             --------------
                                                                                                                 19,240,243
                                                                                                             --------------
            INSURANCE BROKERS/SERVICES (0.5%)
    7,271   Acordia, Inc......................................................        7.69         12/31/04       7,257,849
    2,910   Willis Corroon Corp...............................................        7.98         11/19/07       2,909,738
    2,910   Willis Corroon Corp...............................................        8.23         02/19/08       2,909,709
                                                                                                             --------------
                                                                                                                 13,077,296
                                                                                                             --------------
            MAJOR CHEMICALS (0.6%)
    7,500   Huntsman ICI Chemicals LLC........................................        8.50         06/30/07       7,491,075
    7,500   Huntsman ICI Chemicals LLC........................................        8.63         06/30/08       7,499,850
                                                                                                             --------------
                                                                                                                 14,990,925
                                                                                                             --------------
            MANAGED HEALTH CARE (0.5%)
    9,595   Interim Healthcare, Inc...........................................   8.64 to 9.24      02/29/04       9,590,068
    3,559   Interim Healthcare, Inc...........................................   9.03 to 9.49      02/28/05       3,554,500
                                                                                                             --------------
                                                                                                                 13,144,568
                                                                                                             --------------
            MEDICAL SPECIALTIES (1.3%)
    2,954   Alaris Medical Systems, Inc.......................................        7.94         11/01/03       2,953,183
    2,954   Alaris Medical Systems, Inc.......................................        7.94         11/01/04       2,953,183
    4,641   Alaris Medical Systems, Inc.......................................        7.94         05/01/05       4,640,275
    6,234   Dade Behring, Inc.................................................  8.24 to 10.13      06/30/06       6,233,813
    6,234   Dade Behring, Inc.................................................  8.44 to 10.38      06/30/07       6,233,532
    2,455   Medical Specialties Group, Inc....................................        8.88         06/30/01       2,454,496
    7,136   Medical Specialties Group, Inc....................................        9.63         06/30/04       7,136,221
                                                                                                             --------------
                                                                                                                 32,604,703
                                                                                                             --------------
            MEDICAL/NURSING SERVICES (2.5%)
    1,965   Alliance Imaging, Inc.............................................   7.88 to 8.00      12/18/03       1,964,927
    4,913   Alliance Imaging, Inc.............................................   7.88 to 8.44      06/18/04       4,910,574
   12,902   Alliance Imaging, Inc.............................................   7.88 to 8.44      12/18/04      12,901,416
    6,983   Alliance Imaging, Inc.............................................   8.13 to 8.69      06/18/05       6,979,654
    8,147   FHC Health Systems, Inc...........................................        7.81         04/30/05       8,145,572
    8,147   FHC Health Systems, Inc...........................................        8.06         04/30/06       8,145,572
   10,400   Quest Diagnostics, Inc............................................        8.72         08/16/06      10,398,752
    9,600   Quest Diagnostics, Inc............................................   9.27 to 9.7       08/16/07       9,592,944
                                                                                                             --------------
                                                                                                                 63,039,411
                                                                                                             --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1999, CONTINUED

PRINCIPAL
AMOUNT IN                                                                            COUPON        MATURITY
THOUSANDS                                                                             RATE           DATE        VALUE
---------------------------------------------------------------------------------------------------------------------------
            MOTOR VEHICLES (0.1%)
$   3,400   Asbury Automotive Texas Holdings L.L.C............................       9.06%         03/31/05  $    3,399,830
                                                                                                             --------------
            MOVIES/ENTERTAINMENT (1.3%)
    9,967   Panavision, Inc...................................................   8.79 to 8.94      03/31/05       9,947,948
    8,904   United Artists Theatre Co.........................................  9.69 to 11.50      04/21/06       8,903,589
   13,355   United Artists Theatre Co.........................................  9.69 to 11.50      04/21/07      13,341,088
                                                                                                             --------------
                                                                                                                 32,192,625
                                                                                                             --------------
            MULTI-SECTOR COMPANIES (1.1%)
    2,205   Mafco Finance Corp. (Revolver)....................................   9.31 to 9.52      04/28/00       2,202,735
   25,442   Mafco Finance Corp................................................        9.52         04/28/00      25,413,304
                                                                                                             --------------
                                                                                                                 27,616,039
                                                                                                             --------------
            NEWSPAPERS (0.2%)
    4,925   21st Century Newspapers, Inc......................................        7.81         09/15/05       4,924,557
                                                                                                             --------------
            OFFICE EQUIPMENT/SUPPLIES (1.4%)
   14,962   Global Imaging Systems, Inc.......................................        8.63         06/30/06      14,962,201
   19,970   US Office Products Co.............................................        7.89         06/09/06      19,970,170
                                                                                                             --------------
                                                                                                                 34,932,371
                                                                                                             --------------
            OILFIELD SERVICES/EQUIPMENT (1.8%)
   20,000   Plains Scurlock Permian, L.P......................................        8.47         05/12/04      19,997,600
   15,000   Transmontaigne, Inc...............................................        8.69         06/30/06      15,000,450
   10,000   US Synthetic Corp.................................................   8.81 to 9.02      05/31/05       9,989,679
                                                                                                             --------------
                                                                                                                 44,987,729
                                                                                                             --------------
            OTHER CONSUMER SERVICES (0.6%)
    7,800   PCA International, Inc............................................        8.76         08/25/05       7,791,576
    7,882   Volume - Services, Inc............................................        9.31         12/31/06       7,872,395
                                                                                                             --------------
                                                                                                                 15,663,971
                                                                                                             --------------
            OTHER METALS/MINERALS (1.2%)
    7,635   CII Carbon, Inc...................................................        8.52         06/25/08       7,625,477
    1,699   U.S. Silica Corp. (Revolver)......................................   7.56 to 9.00      06/30/04       1,697,835
   14,966   U.S. Silica Corp..................................................        7.93         06/30/06      14,956,589
    5,000   U.S. Silica Corp..................................................        8.88         12/31/06       4,999,900
                                                                                                             --------------
                                                                                                                 29,279,801
                                                                                                             --------------
            OTHER PHARMACEUTICALS (0.8%)
   19,838   King Pharmaceuticals, Inc.........................................        9.24         12/22/06      19,815,543
                                                                                                             --------------
            OTHER SPECIALTY STORES (1.3%)
    4,900   Caribbean Petroleum, LP...........................................        8.81         09/30/05       4,894,855
    5,045   Cumberland Farms, Inc. (Participation Merrill Lynch
              & Co., Inc.) (c)................................................        9.75         12/31/00       5,045,019
    7,500   Petro Stopping Centers, L.P.......................................        8.56         07/23/06       7,492,125

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1999, CONTINUED

PRINCIPAL
AMOUNT IN                                                                            COUPON        MATURITY
THOUSANDS                                                                             RATE           DATE        VALUE
---------------------------------------------------------------------------------------------------------------------------
$  14,924   The Pantry, Inc...................................................       8.89%         01/31/06  $   14,924,113
                                                                                                             --------------
                                                                                                                 32,356,112
                                                                                                             --------------
            PACKAGED FOODS (0.5%)
    9,607   Formax, Inc.......................................................  8.19 to 10.00      06/30/05       9,591,799
    2,612   Southern Foods Group, L.P.........................................        8.44         03/04/06       2,611,925
                                                                                                             --------------
                                                                                                                 12,203,724
                                                                                                             --------------
            PAINTS/COATINGS (0.3%)
    7,500   Metokote Corp.....................................................        9.26         11/02/05       7,490,175
                                                                                                             --------------
            PAPER (1.6%)
    7,149   Alabama Pine Pulp Co.,
              Inc. (d)........................................................        9.38         06/30/03       6,791,064
    3,325   Alabama Pine Pulp Co.,
              Inc. (d)........................................................        9.38         06/30/05       1,866,237
    4,429   Alabama Pine Pulp Co.,
              Inc. (d)........................................................       10.75         12/31/08         182,934
    8,524   Alabama River Newsprint Co. (Participation: Toronto Dominion
              Bank) (c).......................................................   7.38 to 7.63      12/31/02       8,103,527
    8,872   Bear Island Paper Company, LLC....................................        8.38         12/31/05       8,871,846
    5,655   Crown Paper Co. (Revolver)........................................  8.25 to 10.00      08/22/02       5,655,170
    8,103   Crown Paper Co....................................................  8.81 to 10.50      08/22/03       8,102,432
                                                                                                             --------------
                                                                                                                 39,573,210
                                                                                                             --------------
            PRECISION INSTRUMENTS(0.6%)
    4,892   Dynatech Corp.....................................................        7.75         03/31/05       4,886,293
    4,892   Dynatech Corp.....................................................        8.00         03/31/06       4,886,293
    4,892   Dynatech Corp.....................................................        8.25         03/31/07       4,886,293
                                                                                                             --------------
                                                                                                                 14,658,879
                                                                                                             --------------
            PRINTING/PUBLISHING (2.3%)
    5,000   American Media Operations, Inc....................................   8.63 to 8.88      04/01/07       4,998,050
   10,656   Cygnus Publishing, Inc............................................        8.24         06/05/05      10,655,504
   17,500   Hollinger International Publishing, Inc...........................       10.25         12/31/04      17,500,000
   10,879   The Sheridan Group, Inc...........................................        8.31         01/30/05      10,878,036
    3,292   Von Hoffman Press, Inc............................................        7.76         05/30/04       3,287,221
   10,690   Von Hoffman Press, Inc............................................        7.76         05/30/05      10,677,671
                                                                                                             --------------
                                                                                                                 57,996,482
                                                                                                             --------------
            RECREATIONAL PRODUCTS/TOYS (0.9%)
    7,205   Ritvik Toys, Inc..................................................        8.75         02/08/03       7,203,419
    7,205   Ritvik Toys, Inc..................................................        9.38         02/08/04       7,203,346
      913   Spalding Holdings Corp............................................        7.79         09/30/03         912,607
    3,494   Spalding Holdings Corp. (Revolver)................................   7.79 to 9.75      09/30/03       3,493,695
    1,828   Spalding Holdings Corp............................................        8.23         09/30/04       1,827,458

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1999, CONTINUED

PRINCIPAL
AMOUNT IN                                                                            COUPON        MATURITY
THOUSANDS                                                                             RATE           DATE        VALUE
---------------------------------------------------------------------------------------------------------------------------
$   1,828   Spalding Holdings Corp............................................       8.79%         09/30/05  $    1,827,440
    1,052   Spalding Holdings Corp............................................        9.29         03/30/06       1,052,092
                                                                                                             --------------
                                                                                                                 23,520,057
                                                                                                             --------------
            RENTAL/LEASING COMPANIES (2.7%)
   12,500   Avis Rent A Car, Inc..............................................        8.56         06/30/06      12,496,750
   12,500   Avis Rent A Car, Inc..............................................        8.81         06/30/07      12,496,750
   15,000   NationsRent, Inc..................................................        8.38         07/20/06      14,999,700
    5,573   Rent-A-Center, Inc................................................   7.63 to 7.64      01/31/06       5,572,900
    6,816   Rent-A-Center, Inc................................................   7.88 to 7.89      01/31/07       6,815,912
   14,963   United Rentals, Inc...............................................        7.72         06/30/05      14,961,004
                                                                                                             --------------
                                                                                                                 67,343,016
                                                                                                             --------------
            RESTAURANTS (0.3%)
    6,825   Shoney's, Inc.....................................................  8.08 to 10.50      04/30/02       6,824,041
                                                                                                             --------------
            RETAIL-SPECIALTY (1.1%)
   12,492   CSK Auto, Inc.....................................................        7.38         10/31/03      12,489,876
    8,791   HMV Media Group PLC...............................................        8.26         02/25/06       8,787,684
    6,059   HMV Media Group PLC...............................................        8.58         08/25/06       6,053,044
                                                                                                             --------------
                                                                                                                 27,330,604
                                                                                                             --------------
            SEMICONDUCTORS (1.5%)
    9,043   Fairchild Semiconductor Corp......................................        8.63         12/15/04       9,043,070
   10,000   Intersil Corp.....................................................        9.53         06/30/05       9,988,400
    3,925   Mitel Corp........................................................        7.81         12/26/03       3,920,220
    7,222   Semiconductor Components Industries, LLC..........................        9.31         08/04/06       7,214,928
    7,778   Semiconductor Components Industries, LLC..........................        9.56         08/04/07       7,769,688
                                                                                                             --------------
                                                                                                                 37,936,306
                                                                                                             --------------
            SPECIALTY CHEMICALS (1.9%)
   10,000   Lyondell Petrochemical Co.........................................   8.67 to 8.69      06/30/03       9,888,815
   14,925   Lyondell Petrochemical Co.........................................        9.36         05/17/06      14,923,060
    6,842   Pioneer America Acqusitions
              Corp............................................................   7.86 to 8.54      12/05/06       6,836,940
    8,100   Pioneer Americas, Inc.............................................   7.88 to 8.66      12/05/06       8,092,032
    8,080   Vining Industries, Inc............................................        8.57         03/31/05       8,071,352
                                                                                                             --------------
                                                                                                                 47,812,199
                                                                                                             --------------
            SPECIALTY STEELS (0.8%)
    9,875   ISPAT Inland, L.P.................................................    7.69 to 7.76     07/16/05       9,859,211
    9,875   ISPAT Inland, L.P.................................................    8.19 to 8.26     07/16/06       9,859,211
                                                                                                             --------------
                                                                                                                 19,718,422
                                                                                                             --------------
            TELECOMMUNICATION EQUIPMENT (1.6%)
    4,466   Channel Master, Inc...............................................   9.06 to 9.34      10/10/05       4,461,233
   13,000   Pinnacle Towers, Inc..............................................        8.52         06/30/07      12,982,840
   22,063   Superior Telecom, Inc.............................................   9.06 to 9.13      11/27/05      21,943,619
                                                                                                             --------------
                                                                                                                 39,387,692
                                                                                                             --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1999, CONTINUED

PRINCIPAL
AMOUNT IN                                                                            COUPON        MATURITY
THOUSANDS                                                                             RATE           DATE        VALUE
---------------------------------------------------------------------------------------------------------------------------
            TELECOMMUNICATIONS (5.2%)
$  10,526   Alaska Communications Systems Holdings, Inc.......................       8.50%         11/14/07  $   10,525,579
    9,474   Alaska Communications Systems Holdings, Inc.......................        8.75         05/14/08       9,472,926
    7,450   Davel Financing Co., LLC..........................................   9.72 to 9.76      06/23/05       7,435,959
   25,000   Global Crossing Holdings,
              Ltd.............................................................        8.26         07/02/07      25,000,000
   15,000   IDT Corp..........................................................        8.75         05/10/04      14,971,200
    9,975   Infonet Sevice Corp...............................................        8.26         06/30/06       9,962,033
   25,000   KMC Telecom, Inc..................................................        9.31         07/01/07      24,995,250
   10,000   Level 3 Communications, Inc.......................................       10.75         01/15/08      10,000,000
    7,528   MJD Communications, Inc...........................................   8.13 to 8.25      03/31/06       7,522,909
    9,850   MJD Communications, Inc...........................................  8.50 to 10.25      03/31/07       9,838,155
                                                                                                             --------------
                                                                                                                129,724,011
                                                                                                             --------------
            TEXTILES (1.0%)
    8,000   Globe Manufacturing, Inc..........................................   8.57 to 9.32      07/31/06       7,993,389
    4,532   Joan Fabrics Corp.................................................        8.16         06/30/05       4,532,055
    2,351   Joan Fabrics Corp.................................................        8.66         06/30/06       2,350,715
   10,897   Polymer Group, Inc................................................   7.88 to 7.94      12/20/05      10,889,226
                                                                                                             --------------
                                                                                                                 25,765,385
                                                                                                             --------------
            TRANSPORTATION (1.4%)
    6,310   American Commercial Lines,
              LLC.............................................................        7.56         06/30/06       6,307,547
    8,604   American Commercial Lines,
              LLC.............................................................        7.81         06/30/07       8,600,853
    5,284   MTL, Inc..........................................................        7.63         02/28/05       5,284,222
    4,528   MTL, Inc..........................................................        7.88         02/28/06       4,529,333
    7,368   North American Van Lines, Inc.....................................        8.27         03/31/06       7,360,497
    3,591   Transportacion Ferroviaria Mexicana, S.A. de C.V..................        9.72         12/23/02       3,591,036
                                                                                                             --------------
                                                                                                                 35,673,488
                                                                                                             --------------
            WIRELESS COMMUNICATIONS (4.9%)
   13,684   Arch Paging, Inc..................................................       12.19         06/30/06      13,682,707
   10,000   Nextel Communications, Inc........................................        9.06         03/31/07       9,874,400
   20,000   Nextel Finance Co.................................................        8.31         09/30/06      19,977,600
   15,000   Nextel Partners Operating
              Corp............................................................       10.19         01/29/08      14,836,350
   10,000   Nextel Partners Operating
              Corp............................................................        9.77         07/29/08       9,988,200
   19,938   Omnipoint Communications,
              Inc.............................................................   8.69 to 8.72      02/17/06      19,871,863
   11,000   Powertel PCS, Inc.................................................        8.56         12/31/08      10,988,560
   14,000   Powertel PCS, Inc. (Participation: Goldman Sachs & Co.) (c).......   8.38 to 8.56      12/31/08      13,985,300

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1999, CONTINUED

PRINCIPAL
AMOUNT IN                                                                            COUPON        MATURITY
THOUSANDS                                                                             RATE           DATE        VALUE
---------------------------------------------------------------------------------------------------------------------------
$  10,000   Teligent, Inc.....................................................       8.45%         06/30/06  $    9,992,100
                                                                                                             --------------
                                                                                                                123,197,080
                                                                                                             --------------

            TOTAL SENIOR COLLATERALIZED TERM LOANS
            (IDENTIFIED COST $2,397,386,167)...............................................................   2,388,163,607
                                                                                                             --------------

            SENIOR NOTES (0.4%)
    1,613   London Fog Industries, Inc. (e)...................................       10.00         02/27/03         629,121
    9,563   Supercanal Holdings S.A. (Argentina)..............................        9.81         10/12/02       9,561,459
                                                                                                             --------------

            TOTAL SENIOR NOTES
            (IDENTIFIED COST $11,452,484)..................................................................      10,190,580
                                                                                                             --------------

NUMBER OF
  SHARES
----------

            COMMON STOCK (a) (f) (0.0%)
            APPAREL
  129,050   London Fog Industries, Inc. (Restricted)
              (IDENTIFIED COST $2,258,908)....................................                     --
                                                                                                --------

NUMBER OF                                                                                        EXPIRATION
 WARRANTS                                                                                           DATE
----------                                                                                       ----------

            WARRANT (a) (f) (0.0%)
    7,931   London Fog Industries, Inc. (Restricted)
              (IDENTIFIED COST $1,722,237).....................................................   02/27/05         --
                                                                                                             --------------

PRINCIPAL
AMOUNT IN                                                                                          COUPON    MATURITY
THOUSANDS                                                                                           RATE       DATE
----------                                                                                       ----------  --------

            SHORT-TERM INVESTMENTS (4.0%)
            COMMERCIAL PAPER (g) (3.6%)
            FINANCE - CONSUMER
$  22,000   American Express Credit Corp.......................................................       5.44   10/01/99
   27,000   American Express Credit Corp. (h)..................................................       5.40   10/04/99
   40,000   American Express Credit Corp. (h)..................................................       5.28   10/08/99

            TOTAL COMMERCIAL PAPER
            (AMORTIZED COST $88,946,783).............................................................................

PRINCIPAL
AMOUNT IN
THOUSANDS
----------

$  22,000       22,000,000
   27,000       26,987,850
   40,000       39,958,933
            --------------

                88,946,783
            --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1999, CONTINUED

PRINCIPAL
AMOUNT IN                                                                                         COUPON     MATURITY
THOUSANDS                                                                                          RATE        DATE
---------------------------------------------------------------------------------------------------------------------
            REPURCHASE AGREEMENT (0.4%)
$  11,004   The Bank of New York (dated 09/30/99; proceeds $11,005,055) (i)
              (IDENTIFIED COST $11,003,527)..................................................     5.00%      10/01/99

            TOTAL SHORT-TERM INVESTMENTS
            (IDENTIFIED COST $99,950,310)............................................................................

PRINCIPAL
AMOUNT IN
THOUSANDS       VALUE
----------

$  11,004
            $   11,003,527
            --------------

                99,950,310
            --------------

TOTAL INVESTMENTS
(IDENTIFIED COST $2,512,770,106) (J)...............................................................   99.4%   2,498,304,497

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES.....................................................    0.6       15,654,526
                                                                                                     ------  --------------

NET ASSETS.........................................................................................  100.0%  $2,513,959,023
                                                                                                     ------  --------------
                                                                                                     ------  --------------

---------------------

(a) Valued using fair value procedures - total aggregate value is $2,398,354,187.
(b) Floating rate securities. Interest rates shown are those in effect at September 30, 1999.
(c) Participation interests were acquired through the financial institutions indicated parenthetically.
(d)  Payment in kind security.
(e)  Non-income producing security; note in default.
(f)  Non-income producing securities.
(g) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(h) All or a portion of these securities are segregated in connection with unfunded loan commitments.
(i) Collateralized by $11,247,330 U.S. Treasury Note 5.375% due 06/30/03 valued at $11,227,999.
(j) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $2,632,462 and the aggregate gross unrealized depreciation is $17,098,071, resulting in net unrealized depreciation of $14,465,609.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1999

ASSETS:
Investments in securities, at value
  (identified cost $2,512,770,106)..........................    $2,498,304,497
Cash........................................................         3,735,088
Receivable for:
    Interest................................................        17,078,683
    Shares of beneficial interest sold......................         5,126,064
    Investments sold........................................           435,434
Prepaid expenses and other assets...........................         1,011,737
                                                                --------------

     TOTAL ASSETS...........................................     2,525,691,503
                                                                --------------

LIABILITIES:
Payable for:
    Investment advisory fee.................................         1,757,262
    Dividends to shareholders...............................         1,220,374
    Administration fee......................................           517,047
Accrued expenses and other payables.........................           304,585
Deferred loan fees..........................................         7,933,212
Commitments and contingencies (Note 7)......................          --
                                                                --------------

     TOTAL LIABILITIES......................................        11,732,480
                                                                --------------

     NET ASSETS.............................................    $2,513,959,023
                                                                ==============

COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................    $2,536,180,951
Net unrealized depreciation.................................       (14,465,609)
Accumulated undistributed net investment income.............           704,520
Accumulated net realized loss...............................        (8,460,839)
                                                                --------------

     NET ASSETS.............................................    $2,513,959,023
                                                                ==============

NET ASSET VALUE PER SHARE,
  254,813,996 SHARES OUTSTANDING
  (UNLIMITED SHARES AUTHORIZED OF $.01 PAR VALUE)...........             $9.87
                                                                ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 1999

NET INVESTMENT INCOME:

INCOME
Interest....................................................    $183,155,103
Facility, amendment and other loan fees.....................       5,258,883
Other income................................................         823,457
                                                                ------------

     TOTAL INCOME...........................................     189,237,443
                                                                ------------

EXPENSES
Investment advisory fee.....................................      19,568,322
Administration fee..........................................       5,740,526
Transfer agent fees and expenses............................       1,008,446
Professional fees...........................................         616,632
Registration fees...........................................         407,360
Shareholder reports and notices.............................         353,753
Facility fees...............................................         144,412
Custodian fees..............................................         115,375
Trustees' fees and expenses.................................          16,145
Other.......................................................         151,925
                                                                ------------

     TOTAL EXPENSES.........................................      28,122,896

Less: expense offset........................................         (33,238)
                                                                ------------

     NET EXPENSES...........................................      28,089,658
                                                                ------------

     NET INVESTMENT INCOME..................................     161,147,785
                                                                ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain...........................................       1,067,708
Net change in unrealized depreciation.......................     (13,449,451)
                                                                ------------

     NET LOSS...............................................     (12,381,743)
                                                                ------------

NET INCREASE................................................    $148,766,042
                                                                ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                   FOR THE YEAR     FOR THE YEAR
                                                      ENDED            ENDED
                                                  SEPTEMBER 30,    SEPTEMBER 30,
                                                       1999             1998
---------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.........................    $ 161,147,785    $  119,953,468
Net realized gain (loss)......................        1,067,708       (10,227,863)
Net change in unrealized depreciation.........      (13,449,451)        2,829,220
                                                  --------------   --------------

     NET INCREASE.............................      148,766,042       112,554,825

Dividends from net investment income..........     (159,065,743)     (120,722,134)

Net increase from transactions in shares of
  beneficial interest.........................      527,549,296       660,273,515
                                                  --------------   --------------

     NET INCREASE.............................      517,249,595       652,106,206

NET ASSETS:
Beginning of period...........................    1,996,709,428     1,344,603,222
                                                  --------------   --------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME OF $704,520 AND DIVIDENDS IN EXCESS
    OF NET INVESTMENT INCOME OF $552,409,
    RESPECTIVELY).............................    $2,513,959,023   $1,996,709,428
                                                  ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED SEPTEMBER 30, 1999

INCREASE (DECREASE) IN CASH:

CASH FLOWS PROVIDED BY OPERATING ACTIVITIES:
Net investment income.......................................    $   161,147,785
Adjustments to reconcile net investment income to net cash
  provided by operating activities:
Increase in receivables and other assets related to
  operations................................................         (4,819,335)
Increase in payables related to operations..................            239,476
Net loan fees received......................................          8,407,380
Amortization of loan fees...................................         (5,258,883)
Accretion of discounts......................................           (399,778)
                                                                ---------------

     NET CASH PROVIDED BY OPERATING ACTIVITIES..............        159,316,645
                                                                ---------------

CASH FLOWS USED FOR INVESTING ACTIVITIES:
Purchases of investments....................................     (1,547,470,530)
Principal repayments/sales of investments...................        904,621,846
Net sales/maturities of short-term investments..............        113,054,438
                                                                ---------------

     NET CASH USED FOR INVESTING ACTIVITIES.................       (529,794,246)
                                                                ---------------

CASH FLOWS PROVIDED BY FINANCING ACTIVITIES:
Shares of beneficial interest sold..........................        649,548,611
Shares tendered.............................................       (188,124,450)
Dividends from net investment income (net of reinvested
  dividends of $69,946,361).................................        (88,658,423)
                                                                ---------------

     NET CASH PROVIDED BY FINANCING ACTIVITIES..............        372,765,738
                                                                ---------------

NET INCREASE IN CASH........................................          2,288,137

CASH BALANCE AT BEGINNING OF YEAR...........................          1,446,951
                                                                ---------------

CASH BALANCE AT END OF YEAR.................................    $     3,735,088
                                                                ===============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1999

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Prime Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The Trust's investment objective is to provide a high level of current income consistent with the preservation of capital. The Trust was organized as a Massachusetts business trust on August 17, 1989 and commenced operations on November 30, 1989.

The Trust offers and sells its shares to the public on a continuous basis. The Trustees intend, each quarter, to consider authorizing the Trust to make tender offers for all or a portion of its outstanding shares of beneficial interest at the then current net asset value of such shares.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) The Trustees believe that, at present, there are not sufficient market quotations provided by banks, dealers or pricing services respecting interests in senior collateralized loans ("Senior Loans") to corporations, partnerships and other entities ("Borrower") to enable the Trust to properly value Senior Loans based on available market quotations. Accordingly, until the market for Senior Loans develops, interests in Senior Loans held by the Trust are valued at their fair value in accordance with procedures established in good faith by the Trustees. Under the procedures adopted by the Trustees, interests in Senior Loans are priced using a matrix which takes into account the relationship between current interest rates and interest rates payable on each Senior Loan, as well as the total number of days in each interest period and the period remaining until the next interest rate determination or maturity of the Senior Loan. Adjustments in the matrix-determined price of a Senior Loan will be made in the event of a default on a Senior Loan or a significant change in the creditworthiness of the Borrower. The fair values determined in accordance with these procedures may differ significantly from the market values that would have been used had a ready market for the Senior Loans existed; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the latest bid price; (3) all other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1999, CONTINUED

sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Interest income is accrued daily except where collection is not expected. When the Trust buys an interest in a Senior Loan, it may receive a facility fee, which is a fee paid to lenders upon origination of a Senior Loan and/or a commitment fee which is paid to lenders on an ongoing basis based upon the undrawn portion committed by the lenders of the underlying Senior Loan. The Trust amortizes the facility fee and accrues the commitment fee over the expected term of the loan. When the Trust sells an interest in a Senior Loan, it may be required to pay fees or commissions to the purchaser of the interest. Fees received in connection with loan amendments are amortized over the expected term of the loan.

C. SENIOR LOANS -- The Trust invests primarily in Senior Loans to Borrowers. Senior Loans are typically structured by a syndicate of lenders ("Lenders"), one or more of which administers the Senior Loan on behalf of the Lenders ("Agent"). Lenders may sell interests in Senior Loans to third parties ("Participations") or may assign all or a portion of their interest in a Senior Loan to third parties ("Assignments"). Senior Loans are exempt from registration under the Securities Act of 1933. Presently, Senior Loans are not readily marketable and are often subject to restrictions on resale.

Some of the Trust's Senior Loans are "Revolver Loans." For these loans, the Trust commits to provide funding up to the face amount of the loan. The amount drawn down by the borrower may vary during the term of the loan.

D. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1999, CONTINUED

reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Advisor"), the Trust pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Trust determined as of the close of each business day: 0.90% to the portion of the daily net assets not exceeding $500 million; 0.85% to the portion of the daily net assets exceeding $500 million but not exceeding $1.5 billion; and 0.825% to the portion of daily net assets exceeding $1.5 billion. Effective May 1, 1999 the Agreement was amended to reduce the annual rate to 0.80% of the portion of daily net assets in excess of $2.5 billion.

Under the terms of the Agreement, in addition to managing the Trust's investments, the Investment Advisor pays the salaries of all personnel, including officers of the Trust, who are employees of the Investment Advisor.

3. ADMINISTRATION AGREEMENT

Pursuant to an Administration Agreement with Morgan Stanley Dean Witter Services Company Inc. (the "Administrator"), an affiliate of the Investment Advisor, the Trust pays an administration fee, calculated daily and payable monthly, by applying the annual rate of 0.25% to the Trust's daily net assets.

Under the terms of the Administration Agreement, the Administrator maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Administrator. The Administrator also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/principal repayments of portfolio securities, excluding short-term investments, for the year ended September 30, 1999 aggregated $1,547,470,530 and $905,057,280, respectively.

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1999, CONTINUED

Shares of the Trust are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Advisor and Administrator. Pursuant to a Distribution Agreement between the Trust, the Investment Advisor and the Distributor, the Investment Advisor compensates the Distributor at an annual rate of 2.75% of the purchase price of shares purchased from the Trust. The Investment Advisor will compensate the Distributor at an annual rate of 0.10% of the value of shares sold for any shares that remain outstanding after one year from the date of their initial purchase. Any early withdrawal charge to defray distribution expenses will be charged to the shareholder in connection with shares held for four years or less which are accepted by the Trust for repurchase pursuant to tender offers. For the year ended September 30, 1999, the Investment Advisor has informed the Trust that it received approximately $2,651,000 in early withdrawal charges.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Advisor and Administrator, is the Trust's transfer agent. At September 30, 1999, the Trust had transfer agent fees and expenses payable of approximately $8,300.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended September 30, 1999 included in Trustees' fees and expenses in the Statement of Operations amounted to $5,742. At September 30, 1999, the Trust had an accrued pension liability of $52,116 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

At September 30, 1999, the Trust had a net capital loss carryover of approximately $7,723,000 of which $62,000 will be available through September 30, 2004 and $7,661,000 will be available through September 30, 2007 to offset future capital gains to the extent provided by regulations.

As of September 30, 1999, the Trust had temporary book/tax differences primarily attributable to dividends payable and tax adjustments on revolver loans held by the Trust and permanent book/tax differences attributable to revolver loans sold by the Trust. To reflect reclassifications arising from the permanent differences, accumulated undistributed net investment income was charged $825,113 and accumulated net realized loss was credited $825,113.

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1999, CONTINUED

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                SHARES          AMOUNT
                                                              -----------   --------------
Balance, September 30, 1997.................................  135,154,983   $1,348,358,142
Shares sold.................................................   73,974,045      735,805,027
Shares issued to shareholders for reinvestment of
 dividends..................................................    5,468,432       54,381,913
Shares tendered (four quarterly tender offers)..............  (13,071,383)    (129,913,425)
                                                              -----------   --------------
Balance, September 30, 1998.................................  201,526,077    2,008,631,657
Shares sold.................................................   65,236,515      645,727,385
Shares issued to shareholders for reinvestment of
 dividends..................................................    7,070,460       69,946,361
Shares tendered (four quarterly tender offers)..............  (19,019,056)    (188,124,450)
                                                              -----------   --------------
Balance, September 30, 1999.................................  254,813,996   $2,536,180,953
                                                              ===========   ==============

On October 20, 1999, the Trustees approved a tender offer to purchase up to 12 million shares of beneficial interest to commence on November 17, 1999.

7. COMMITMENTS AND CONTINGENCIES

As of September 30, 1999, the Trust had unfunded loan commitments pursuant to the following loan agreements:

                                                               UNFUNDED
BORROWER                                                      COMMITMENT
--------                                                      -----------
Arena Brands, Inc...........................................  $ 1,045,000
Bridge Information Systems, Inc.............................      222,222
Chancellor Media Corp.......................................    4,261,250
Corning Consumer Products Co................................      676,364
Crown Paper Co..............................................    2,056,500
Jet Plastica Industries, Inc................................    2,702,703
Mafco Finance Corp..........................................    3,246,923
Spalding Holdings Corp......................................    2,388,235
Spectrasite Communications, Inc. (Revolver).................      714,286
Spectrasite Communications, Inc. (Term Loan)................    4,285,714
Teligent, Inc. (Multi-Draw).................................    6,666,667
Teligent, Inc. (Revolver)...................................    3,333,333
Tenneco Automotive..........................................   10,000,000
U.S. Silica Co. (Working Capital)...........................    1,302,000
                                                              -----------
                                                              $42,901,197
                                                              ===========

The total value of securities segregated for unfunded loan commitments was $49,954,433.

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                             FOR THE PERIOD
                                                                                                              NOVEMBER 30,
                                                                                                                  1989*
                                              FOR THE YEAR ENDED SEPTEMBER 30,                                   THROUGH
                   ---------------------------------------------------------------------------------------    SEPTEMBER 30,
                     1999        1998        1997      1996     1995     1994     1993     1992     1991          1990
-----------------------------------------------------------------------------------------------------------------------------

SELECTED PER SHARE DATA:

Net asset value,
 beginning of
 period........... $   9.91    $   9.95    $   9.94    $9.99    $10.00   $9.91    $9.99    $10.00   $10.00   $         10.00
                   --------    --------    --------    -----    -----    -----    -----    -----    -----    ---------------

Income (loss) from
 investment
 operations:
   Net investment
   income.........     0.70        0.71        0.75     0.74     0.82     0.62     0.55     0.62     0.84               0.74
   Net realized
   and unrealized
   gain (loss)....    (0.05)      (0.03)      --       (0.04)    0.01     0.09    (0.08)   (0.01)    --                (0.01)
                   --------    --------    --------    -----    -----    -----    -----    -----    -----    ---------------

Total income from
 investment
 operations.......     0.65        0.68        0.75     0.70     0.83     0.71     0.47     0.61     0.84               0.73
                   --------    --------    --------    -----    -----    -----    -----    -----    -----    ---------------

Less dividends and
 distributions
 from:
   Net investment
   income.........    (0.69)      (0.72)      (0.74)   (0.75)   (0.81)   (0.62)   (0.55)   (0.62)   (0.84)             (0.73)
   Net realized
   gain...........    --          --          --        --      (0.03)    --       --       --       --            --
                   --------    --------    --------    -----    -----    -----    -----    -----    -----    ---------------

Total dividends
 and
 distributions....    (0.69)      (0.72)      (0.74)   (0.75)   (0.84)   (0.62)   (0.55)   (0.62)   (0.84)             (0.73)
                   --------    --------    --------    -----    -----    -----    -----    -----    -----    ---------------

Net asset value,
 end of period.... $   9.87    $   9.91    $   9.95    $9.94    $9.99    $10.00   $9.91    $9.99    $10.00   $         10.00
                   ========    ========    ========    =====    =====    =====    =====    =====    =====    ===============

TOTAL RETURN+.....     6.72%       7.14%       7.78%    7.25%    8.57%    7.32%    4.85%    6.23%    8.77%              7.57%(1)

RATIOS TO AVERAGE
NET ASSETS:
Expenses..........     1.22%       1.29%       1.40%    1.46%    1.52%    1.60%    1.45%    1.47%    1.52%              1.48%(2)

Net investment
 income...........     7.02%       7.17%       7.53%    7.50%    8.11%    6.14%    5.53%    6.14%    8.23%              8.95%(2)

SUPPLEMENTAL DATA:
Net assets, end of
 period, in
 thousands........ $2,513,959  $1,996,709  $1,344,603  $939,471 $521,361 $305,034 $311,479 $413,497 $479,941        $328,189

Portfolio turnover
 rate.............       44%         68%         86%      72%     102%     147%      92%      46%      42%                35%(1)

---------------------

 *   Commencement of operations.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Prime Income Trust (the "Trust") at September 30, 1999, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the nine years in the period then ended and for the period November 30, 1989 (commencement of operations) through September 30, 1990, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1999 by correspondence with the custodian and, with respect to senior collateralized loans, the selling participants and agent banks, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
NOVEMBER 15, 1999

TRUSTEES
------------------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L Schroeder

OFFICERS
------------------------------------------
Charles A. Fiumefreddo
CHAIRMAN AND CHIEF EXECUTIVE OFFICER

Mitchell M. Merin
PRESIDENT

Barry Fink
VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL

Rajesh K. Gupta
VICE PRESIDENT

Sheila A. Finnerty
VICE PRESIDENT

Peter Gewirtz
ASSISTANT VICE PRESIDENT

Thomas F. Caloia
TREASURER

TRANSFER AGENT
------------------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
------------------------------------------
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT ADVISOR
------------------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Trust, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Trust.

This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.



MORGAN STANLEY
DEAN WITTER
PRIME INCOME TRUST


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ANNUAL REPORT
SEPTEMBER 30, 1999